Cover	Mar. 22, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 22, 2024
Entity Registrant Name	Summit Midstream Partners, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35666
Entity Tax Identification Number	45-5200503
Entity Address, Address Line One	910 Louisiana Street
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	413-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	SMLP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001549922
Amendment Flag	false